Employee Benefits - Schedule of DBO Amount Recorded in the Balance Sheet (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of DBO Amount Recorded in the Balance Sheet [Abstract]
Defined benefit obligations (DBO) changes in present	$ 185,174	$ 169,375
DBO present value at January 1st	185,174	169,375
Past services labor cost	(13,880)	(2,528)
Current service labor cost	16,483	15,206
Interest expense	20,391	18,632
Paid benefits	(12,945)	(22,044)
Actuarial gains and losses in obligations	(18,223)	6,533
DBO present value at December 31st	177,000	185,174
Initial PNL	185,174	169,375
Net cost for the period	22,994	31,310
Paid benefits	(12,945)	(22,044)
Previous years effect on profit and loss	(18,223)	6,533
Final PNL	177,000	185,174
Defined benefits obligations (DBO)	$ 177,000	$ 185,174